Share Options - Schedule of Ranges of Exercise Prices (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
Schedule of Ranges of Exercise Prices [Line Items]
Share options outstanding	1,557,796
Share options exercisable	977,392
0.00 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares
Share options outstanding	17,680
Weighted average remaining contractual term	8 months 12 days
Share options exercisable	17,680
Weighted average remaining contractual term	8 months 12 days
1.14 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.14
Share options outstanding	82,580
Weighted average remaining contractual term	11 months 23 days
Share options exercisable	82,580
Weighted average remaining contractual term	11 months 23 days
1.48 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.48
Share options outstanding	50,000
Weighted average remaining contractual term	7 years 2 months 15 days
Share options exercisable	34,375
Weighted average remaining contractual term	7 years 2 months 15 days
1.65 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.65
Share options outstanding	80,000
Weighted average remaining contractual term	9 years 8 months 1 day
Share options exercisable	6,672
Weighted average remaining contractual term	9 years 8 months 1 day
1.74 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.74
Share options outstanding	12,800
Weighted average remaining contractual term	6 years 9 months 18 days
Share options exercisable	9,600
Weighted average remaining contractual term	6 years 9 months 18 days
1.83 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.83
Share options outstanding	552,334
Weighted average remaining contractual term	5 years 2 months 26 days
Share options exercisable	517,674
Weighted average remaining contractual term	5 years 1 month 28 days
1.84 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.84
Share options outstanding	18,400
Weighted average remaining contractual term	9 years 10 months 24 days
Share options exercisable
Weighted average remaining contractual term
1.88 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.88
Share options outstanding	30,000
Weighted average remaining contractual term	9 years 10 months 28 days
Share options exercisable
Weighted average remaining contractual term
1.94 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.94
Share options outstanding	8,800
Weighted average remaining contractual term	9 years 5 months 19 days
Share options exercisable
Weighted average remaining contractual term
2.30 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.3
Share options outstanding	10,400
Weighted average remaining contractual term	8 years 9 months 25 days
Share options exercisable	2,600
Weighted average remaining contractual term	8 years 9 months 25 days
2.40 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.4
Share options outstanding	10,000
Weighted average remaining contractual term	8 years 9 months 25 days
Share options exercisable	2,500
Weighted average remaining contractual term	8 years 9 months 25 days
2.43 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.43
Share options outstanding	8,800
Weighted average remaining contractual term	8 years 9 months
Share options exercisable	2,750
Weighted average remaining contractual term	8 years 9 months
2.87 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.87
Share options outstanding	39,800
Weighted average remaining contractual term	9 years 2 months 19 days
Share options exercisable	2,850
Weighted average remaining contractual term	9 years 2 months 19 days
2.97 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.97
Share options outstanding	92,000
Weighted average remaining contractual term	8 years 5 months 19 days
Share options exercisable	32,475
Weighted average remaining contractual term	8 years 5 months 15 days
2.98 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.98
Share options outstanding	99,400
Weighted average remaining contractual term	8 years 11 months 26 days
Share options exercisable	24,848
Weighted average remaining contractual term	8 years 11 months 26 days
3.14 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.14
Share options outstanding	5,000
Weighted average remaining contractual term	9 years 18 days
Share options exercisable	936
Weighted average remaining contractual term	9 years 18 days
3.20 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.2
Share options outstanding	5,002
Weighted average remaining contractual term	5 years 1 month 24 days
Share options exercisable	5,002
Weighted average remaining contractual term	5 years 1 month 24 days
3.59 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.59
Share options outstanding	28,800
Weighted average remaining contractual term	8 years 2 months 26 days
Share options exercisable	12,600
Weighted average remaining contractual term	8 years 2 months 26 days
4.00 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4
Share options outstanding	76,000
Weighted average remaining contractual term	6 years 8 months 4 days
Share options exercisable	76,000
Weighted average remaining contractual term	6 years 8 months 4 days
4.96 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.96
Share options outstanding	300,000
Weighted average remaining contractual term	8 years 25 days
Share options exercisable	131,250
Weighted average remaining contractual term	8 years 25 days
5.02 [Member]
Schedule of Ranges of Exercise Prices [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.02
Share options outstanding	30,000
Weighted average remaining contractual term	7 years 11 months 26 days
Share options exercisable	15,000
Weighted average remaining contractual term	7 years 11 months 26 days